AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 38.9%
Information Technology - 6.8%
Communications Equipment - 0.6%
Cisco Systems, Inc.	22,896	$1,131,291
F5 Networks, Inc. (a)	2,539	356,527

		1,487,818

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp./DE	3,966	488,770
Hitachi Ltd.	1,000	37,450

		526,220

IT Services - 1.5%
Accenture PLC-Class A	507	97,521
Automatic Data Processing, Inc.	3,865	623,888
Fidelity National Information Services, Inc.	4,589	609,236
Mastercard, Inc.-Class A	452	122,750
Paychex, Inc.	919	76,065
PayPal Holdings, Inc. (a)	6,632	687,009
VeriSign, Inc. (a)	321	60,550
Visa, Inc.-Class A (b)	8,443	1,452,281

		3,729,300

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.	2,731	753,947
QUALCOMM, Inc.	496	37,835
Texas Instruments, Inc.	8,590	1,110,171
Tokyo Electron Ltd.	200	38,425
Xilinx, Inc.	6,413	615,007

		2,555,385

Software - 2.5%
Adobe, Inc. (a)	1,316	363,544
Cadence Design Systems, Inc. (a)	1,026	67,798
Check Point Software Technologies Ltd. (a)(b)	5,052	553,194
Citrix Systems, Inc.-Class C	3,496	337,434
Constellation Software, Inc./Canada	21	20,973
Intuit, Inc.	315	83,771
Microsoft Corp.	26,362	3,665,109
Oracle Corp.	17,818	980,525
Sage Group PLC (The)	3,647	30,993
ServiceNow, Inc. (a)	252	63,970
Trend Micro, Inc./Japan	700	33,452
VMware, Inc.-Class A (b)	195	29,262

		6,230,025

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	10,685	2,393,120

		16,921,868

Financials - 5.1%
Banks - 2.3%
Australia & New Zealand Banking Group Ltd.	344	6,608
Bank Leumi Le-Israel BM	2,820	20,078
Bank of America Corp.	47,779	1,393,713

Company	Shares	U.S. $ Value
Barclays PLC	10,716	$19,744
Citigroup, Inc.	17,999	1,243,371
Japan Post Bank Co., Ltd.	3,500	33,996
JPMorgan Chase & Co.	12,600	1,482,894
Lloyds Banking Group PLC	77,099	51,110
National Bank of Canada	244	12,141
Royal Bank of Scotland Group PLC	3,032	7,728
Wells Fargo & Co.	27,207	1,372,322

		5,643,705

Capital Markets - 0.4%
CI Financial Corp.	1,915	27,940
Franklin Resources, Inc.	1,430	41,270
Goldman Sachs Group, Inc. (The)	4,147	859,383
Moody’s Corp.	101	20,688
MSCI, Inc.-Class A	150	32,662
Partners Group Holding AG	25	19,199
S&P Global, Inc.	311	76,189
Singapore Exchange Ltd.	3,600	22,086

		1,099,417

Consumer Finance - 0.4%
Synchrony Financial	27,303	930,759

Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc.-Class B (a)	7,343	1,527,491
Industrivarden AB-Class C	762	16,670

		1,544,161

Insurance - 1.4%
Admiral Group PLC	1,976	51,385
AIA Group Ltd.	600	5,659
American International Group, Inc.	1,492	83,104
Direct Line Insurance Group PLC	7,159	26,413
Everest Re Group Ltd.	3,051	811,840
Fidelity National Financial, Inc.	20,588	914,313
iA Financial Corp., Inc.	727	33,084
Japan Post Holdings Co., Ltd.	3,800	35,065
Legal & General Group PLC	10,582	32,300
MetLife, Inc.	1,689	79,653
Progressive Corp. (The)	11,933	921,824
Reinsurance Group of America, Inc.-Class A	3,735	597,152
Tokio Marine Holdings, Inc.	300	16,094

		3,607,886

		12,825,928

Real Estate - 4.8%
Diversified Real Estate Activities - 0.2%
City Developments Ltd.	5,800	41,259
Mitsubishi Estate Co., Ltd.	3,000	58,010
Mitsui Fudosan Co., Ltd.	6,800	169,232
Sun Hung Kai Properties Ltd.	7,500	107,781
Tokyu Fudosan Holdings Corp.	6,500	41,601
UOL Group Ltd.	7,700	41,814

		459,697

Company	Shares	U.S. $ Value
Diversified REITs - 0.3%
Alexander & Baldwin, Inc.	1,650	$40,442
Armada Hoffler Properties, Inc.	2,690	48,662
Essential Properties Realty Trust, Inc.	2,614	59,887
Fibra Uno Administracion SA de CV	13,590	19,909
Gecina SA	460	72,276
GPT Group (The)	25,027	104,072
H&R Real Estate Investment Trust	2,916	50,909
Hulic Reit, Inc.	46	84,577
Kenedix Office Investment Corp.-Class A	6	47,411
Merlin Properties Socimi SA	3,434	47,943
Mirvac Group	30,588	63,191
Stockland	3,414	10,487

		649,766

Health Care REITs - 0.3%
Assura PLC	64,940	56,931
HCP, Inc. (b)	4,618	164,539
Medical Properties Trust, Inc.	6,460	126,358
Omega Healthcare Investors, Inc.	3,081	128,755
Physicians Realty Trust	4,473	79,396
Welltower, Inc.	2,460	222,999

		778,978

Hotel & Resort REITs - 0.1%
Japan Hotel REIT Investment Corp.	54	40,286
Park Hotels & Resorts, Inc.	4,191	104,649
RLJ Lodging Trust	5,826	98,984

		243,919

Industrial REITs - 0.4%
Americold Realty Trust	4,027	149,281
Goodman Group	8,336	79,790
Mitsui Fudosan Logistics Park, Inc.	4	16,666
Nippon Prologis REIT, Inc.	23	63,068
Prologis, Inc.	3,768	321,109
Rexford Industrial Realty, Inc.	1,301	57,270
Segro PLC	11,066	110,322
STAG Industrial, Inc.	3,309	97,549
Tritax Big Box REIT PLC	24,260	44,619

		939,674

Office REITs - 0.4%
Alexandria Real Estate Equities, Inc.	1,127	173,603
Boston Properties, Inc.	1,280	165,965
CapitaLand Commercial Trust	44,000	65,929
City Office REIT, Inc.	2,980	42,882
Cousins Properties, Inc.	3,742	140,662
Daito Trust Construction Co., Ltd.	200	25,616
Daiwa Office Investment Corp.	6	46,589
Easterly Government Properties, Inc.	2,200	46,860
Great Portland Estates PLC	5,540	51,088
Ichigo Office REIT Investment	20	20,809
Inmobiliaria Colonial Socimi SA	4,988	60,180
Invesco Office J-Reit, Inc.	169	33,624
Japan Real Estate Investment Corp.	7	46,944
Kilroy Realty Corp.	1,309	101,958
Mori Hills REIT Investment Corp.	26	41,286
Nippon Building Fund, Inc.	9	69,148

		1,133,143

Company	Shares	U.S. $ Value
Real Estate Development - 0.1%
CIFI Holdings Group Co., Ltd.	56,000	$32,728
CK Asset Holdings Ltd.	22,000	149,052
Instone Real Estate Group AG (a)(c)	2,310	48,140

		229,920

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	13,532	717,331

Real Estate Operating Companies - 0.3%
ADLER Real Estate AG (a)	1,500	18,897
ADO Properties SA (c)	1,106	45,567
Aroundtown SA	9,969	81,541
Azrieli Group Ltd.	471	37,116
CA Immobilien Anlagen AG	1,868	66,273
Entra ASA (c)	3,440	53,953
Fabege AB	3,932	64,773
Hemfosa Fastigheter AB	4,374	44,289
Swire Properties Ltd.	16,000	50,214
TLG Immobilien AG	3,235	87,974
Vonovia SE	3,943	200,049
Wharf Real Estate Investment Co., Ltd.	16,000	87,384

		838,030

Real Estate Services - 0.1%
Open House Co., Ltd.	1,800	43,075
Unibail-Rodamco-Westfield	707	103,067

		146,142

Residential REITs - 1.0%
American Campus Communities, Inc.	1,958	94,141
American Homes 4 Rent-Class A	4,533	117,359
Camden Property Trust	1,122	124,553
Comforia Residential REIT, Inc.	8	25,674
Essex Property Trust, Inc.	574	187,497
Independence Realty Trust, Inc.	5,997	85,817
Japan Rental Housing Investments, Inc.	36	33,131
Killam Apartment Real Estate Investment Trust	3,401	51,419
Mid-America Apartment Communities, Inc.	12,394	1,611,344
Northview Apartment Real Estate Investment Trust	1,815	39,482
Sun Communities, Inc.	1,038	154,091
UNITE Group PLC (The)	4,230	56,758

		2,581,266

Retail REITs - 0.8%
AEON REIT Investment Corp.	13	17,903
Agree Realty Corp.	988	72,272
Brixmor Property Group, Inc.	6,444	130,749
Japan Retail Fund Investment Corp.	12	25,371
Link REIT	13,268	146,358
Realty Income Corp.	2,740	210,103
Regency Centers Corp.	16,239	1,128,448
Retail Properties of America, Inc.-Class A	8,270	101,886

Company	Shares	U.S. $ Value
Simon Property Group, Inc.	539	$83,895
SITE Centers Corp.	4,965	75,021
Vicinity Centres	18,210	31,594

		2,023,600

Specialized REITs - 0.5%
CubeSmart	18,679	651,897
Digital Realty Trust, Inc. (b)	1,450	188,224
Equinix, Inc.	146	84,213
MGM Growth Properties LLC-Class A	2,510	75,426
National Storage Affiliates Trust	3,172	105,850
Public Storage	160	39,243
Safestore Holdings PLC	3,520	28,933

		1,173,786

		11,915,252

Health Care - 4.7%
Biotechnology - 0.7%
AbbVie, Inc.	953	72,161
Biogen, Inc. (a)	2,083	484,964
Gilead Sciences, Inc.	12,471	790,412
Vertex Pharmaceuticals, Inc. (a)	2,828	479,120

		1,826,657

Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	73	10,273
Coloplast A/S-Class B	333	40,065
Edwards Lifesciences Corp. (a)	3,107	683,260
Hoya Corp.	400	32,761
Medtronic PLC	5,385	584,919

		1,351,278

Health Care Providers & Services - 0.8%
Anthem, Inc.	3,066	736,147
Centene Corp. (a)	415	17,953
McKesson Corp.	370	50,564
UnitedHealth Group, Inc.	5,954	1,293,923

		2,098,587

Health Care Technology - 0.1%
Cerner Corp.	1,064	72,533
Veeva Systems, Inc.-Class A (a)	467	71,306

		143,839

Life Sciences Tools & Services - 0.0%
Mettler-Toledo International, Inc. (a)	36	25,359
Sartorius Stedim Biotech	213	29,793

		55,152

Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	2,900	41,482
Bristol-Myers Squibb Co.	560	28,397
Eli Lilly & Co.	6,121	684,511
GlaxoSmithKline PLC	2,579	55,280
Johnson & Johnson	8,659	1,120,302

Company	Shares	U.S. $ Value
Merck & Co., Inc.	15,566	$1,310,346
Novartis AG	81	7,030
Novo Nordisk A/S (Sponsored ADR)	9,276	479,569
Novo Nordisk A/S-Class B	1,115	57,619
Pfizer, Inc.	28,013	1,006,507
Roche Holding AG	281	81,817
Roche Holding AG (Sponsored ADR)	19,738	719,450
Shionogi & Co., Ltd.	600	33,452
UCB SA	514	37,292
Zoetis, Inc.	6,017	749,658

		6,412,712

		11,888,225

Communication Services - 4.0%
Diversified Telecommunication Services - 1.1%
Comcast Corp.-Class A	33,731	1,520,594
Telenor ASA	1,986	39,847
Verizon Communications, Inc.	19,297	1,164,766

		2,725,207

Entertainment - 0.6%
Electronic Arts, Inc. (a)	6,111	597,778
Netflix, Inc. (a)	184	49,242
Ubisoft Entertainment SA (a)	432	31,143
Walt Disney Co. (The)	6,354	828,053

		1,506,216

Interactive Media & Services - 2.1%
Alphabet, Inc.-Class A (a)	37	45,182
Alphabet, Inc.-Class C (a)	2,522	3,074,318
Facebook, Inc.-Class A (a)	11,645	2,073,742

		5,193,242

Media - 0.2%
Discovery, Inc.-Class A (a)(b)	19,913	530,283
Fox Corp.-Class B (a)	699	22,047

		552,330

Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	518	25,137
Softbank Corp.	2,100	28,454

		53,591

		10,030,586

Consumer Discretionary - 3.7%
Auto Components - 0.3%
Magna International, Inc.-Class A (Canada)	615	32,782
Magna International, Inc.-Class A (United States)	12,480	665,559

		698,341

Automobiles - 0.0%
Fiat Chrysler Automobiles NV	3,087	40,001
Ford Motor Co.	6,123	56,086

		96,087

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	464	$11,940
Las Vegas Sands Corp.	612	35,349
McDonald’s Corp.	198	42,512
Restaurant Brands International, Inc.	124	8,817
Starbucks Corp.	7,998	707,183
Whitbread PLC	939	49,560

		855,361

Household Durables - 0.1%
NVR, Inc. (a)	20	74,347
Panasonic Corp.	3,700	30,154

		104,501

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	56	97,211
Booking Holdings, Inc. (a)	459	900,838
eBay, Inc.	846	32,977

		1,031,026

Multiline Retail - 0.3%
Dollar General Corp.	3,818	606,833
Harvey Norman Holdings Ltd.	9,517	29,114
Next PLC	714	54,275

		690,222

Specialty Retail - 1.9%
AutoZone, Inc. (a)	771	836,242
Hennes & Mauritz AB-Class B	2,312	44,817
Home Depot, Inc. (The)	6,344	1,471,934
Industria de Diseno Textil SA	1,557	48,185
L Brands, Inc. (b)	2,125	41,629
Ross Stores, Inc.	8,150	895,278
TJX Cos., Inc. (The)	17,543	977,847
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,238	310,305

		4,626,237

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	166	51,683
Burberry Group PLC	618	16,508
Hermes International	25	17,267
NIKE, Inc.-Class B	9,992	938,448
Pandora A/S	1,153	46,271
Yue Yuen Industrial Holdings Ltd.	8,000	21,857

		1,092,034

		9,193,809

Energy - 3.1%
Energy Equipment & Services - 0.0%
Petrofac Ltd.	3,430	16,842

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.1%
Aker BP ASA	2,770	$73,808
BP PLC	76,410	483,733
Chevron Corp.	10,971	1,301,161
ConocoPhillips	169	9,630
Continental Resources, Inc./OK (a)	2,940	90,523
Enbridge, Inc.	254	8,915
EOG Resources, Inc.	12,046	894,054
Exxon Mobil Corp.	8,113	572,859
Gran Tierra Energy, Inc. (a)	24,130	29,870
Imperial Oil Ltd.	833	21,692
Inpex Corp.	6,100	56,216
JXTG Holdings, Inc.	23,700	108,331
LUKOIL PJSC (Sponsored ADR)	1,410	116,649
Motor Oil Hellas Corinth Refineries SA	3,030	70,711
Origin Energy Ltd.	14,220	76,591
PetroChina Co., Ltd.-Class H	404,000	207,233
Petroleo Brasileiro SA (Preference Shares)	42,600	282,465
Phillips 66	5,145	526,848
Repsol SA	15,938	248,569
Royal Dutch Shell PLC (Sponsored ADR)	15,598	934,320
Royal Dutch Shell PLC-Class A	364	10,675
Royal Dutch Shell PLC-Class B	35,830	1,058,971
S-Oil Corp.	864	71,635
TC Energy Corp.	816	42,252
TOTAL SA	8,310	432,675
Tupras Turkiye Petrol Rafinerileri AS	2,750	69,882
Valero Energy Corp.	292	24,890

		7,825,158

		7,842,000

Consumer Staples - 2.6%
Beverages - 0.5%
Coca-Cola Amatil Ltd.	4,346	31,274
Monster Beverage Corp. (a)	1,238	71,878
PepsiCo, Inc.	8,355	1,145,470

		1,248,622

Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc.-Class B	408	12,503
Carrefour SA	2,118	37,049
Colruyt SA	748	40,977
Costco Wholesale Corp.	2,981	858,856
Empire Co., Ltd.-Class A	595	16,110
Jeronimo Martins SGPS SA	1,111	18,735
Koninklijke Ahold Delhaize NV	1,845	46,139
METRO AG	2,163	34,124
Sysco Corp.	115	9,131
US Foods Holding Corp. (a)	10,777	442,935
Walmart, Inc.	10,260	1,217,657
Woolworths Group Ltd.	754	18,973

		2,753,189

Food Products - 0.2%
a2 Milk Co., Ltd. (a)	2,877	23,904
Bunge Ltd.	129	7,304
Hershey Co. (The)	490	75,945

Company	Shares	U.S. $ Value
JBS SA	25,400	$200,451
Mowi ASA	4,390	101,397
Nestle SA	574	62,253
Tyson Foods, Inc.-Class A	507	43,673

		514,927

Household Products - 0.5%
Colgate-Palmolive Co.	1,176	86,448
Procter & Gamble Co. (The)	9,759	1,213,824

		1,300,272

Personal Products - 0.1%
Beiersdorf AG	146	17,214
Unilever NV	926	55,604
Unilever PLC	1,047	62,927

		135,745

Tobacco - 0.2%
Altria Group, Inc.	14,356	587,161

		6,539,916

Industrials - 2.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	7,214	50,522
Boeing Co. (The)	1,984	754,852
Raytheon Co.	3,251	637,814

		1,443,188

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. (b)	878	74,437
Expeditors International of Washington, Inc.	952	70,724
SG Holdings Co., Ltd.	500	12,253
United Parcel Service, Inc.-Class B	181	21,687

		179,101

Airlines - 0.3%
Delta Air Lines, Inc.	13,853	797,933
Japan Airlines Co., Ltd.	400	11,880

		809,813

Building Products - 0.0%
Lennox International, Inc.	274	66,574

Commercial Services & Supplies - 0.0%
Brambles Ltd.	3,620	27,878

Electrical Equipment - 0.2%
Eaton Corp. PLC	5,023	417,662

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	5,886	995,911
Toshiba Corp.	1,100	33,647

		1,029,558

Machinery - 0.0%
Cummins, Inc.	215	34,974
Spirax-Sarco Engineering PLC	454	43,740
Volvo AB-Class B	2,843	39,896

		118,610

Company	Shares	U.S. $ Value
Professional Services - 0.1%
Adecco Group AG	68	$3,763
CoStar Group, Inc. (a)	57	33,812
Randstad NV	227	11,145
Thomson Reuters Corp.	499	33,352
Wolters Kluwer NV	579	42,247

		124,319

Road & Rail - 0.3%
Central Japan Railway Co.	200	41,242
DSV A/S	451	42,868
Nippon Express Co., Ltd.	700	35,852
Norfolk Southern Corp.	3,227	579,763
Union Pacific Corp.	74	11,986

		711,711

		4,928,414

Materials - 1.1%
Chemicals - 0.3%
Akzo Nobel NV	446	39,740
Covestro AG (c)	453	22,415
Johnson Matthey PLC	1,586	59,572
Sasol Ltd.	2,510	42,215
Sherwin-Williams Co. (The)	72	39,591
Sika AG	253	37,017
Westlake Chemical Corp.	5,503	360,556

		601,106

Construction Materials - 0.0%
Grupo Cementos de Chihuahua SAB de CV	3,320	17,816

Metals & Mining - 0.8%
Agnico Eagle Mines Ltd.	3,197	171,330
Alcoa Corp. (a)	7,560	151,729
Anglo American PLC	1,138	26,153
AngloGold Ashanti Ltd.	1,840	34,024
Antofagasta PLC	8,570	94,609
APERAM SA	2,730	66,354
ArcelorMittal	6,300	88,631
BHP Group Ltd.	696	17,199
Boliden AB	3,800	87,273
Detour Gold Corp. (a)	4,770	70,028
First Quantum Minerals Ltd.	12,860	108,036
Fortescue Metals Group Ltd.	672	4,000
Glencore PLC (a)	87,010	262,209
Industrias Penoles SAB de CV	2,490	33,185
Kirkland Lake Gold Ltd.	494	22,130
Lundin Mining Corp.	10,430	49,046
MMC Norilsk Nickel PJSC (ADR)	3,050	78,049
Newcrest Mining Ltd.	2,518	58,104
Norsk Hydro ASA	15,090	53,135
Orocobre Ltd. (a)	5,420	9,537
OZ Minerals Ltd.	6,050	39,297

Company	Shares	U.S. $ Value
Polyus PJSC (GDR) (c)	730	$42,463
Rio Tinto PLC	3,360	174,661
Sumitomo Metal Mining Co., Ltd.	1,700	53,093
Syrah Resources Ltd. (a)	20,610	7,037
Wheaton Precious Metals Corp.	1,181	30,968
Yamato Kogyo Co., Ltd.	2,800	69,803

		1,902,083

Paper & Forest Products - 0.0%
Suzano SA	11,000	89,086

		2,610,091

Utilities - 1.0%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	12,029	1,126,997
Endesa SA	1,477	38,854
Enel SpA	7,106	53,077
Exelon Corp.	1,162	56,136
Power Assets Holdings Ltd.	500	3,356
PPL Corp.	2,521	79,386
Red Electrica Corp. SA	1,994	40,390
Terna Rete Elettrica Nazionale SpA	6,550	42,069

		1,440,265

Gas Utilities - 0.0%
Snam SpA	7,846	39,632

Independent Power and Renewable Electricity Producers - 0.0%
Uniper SE	555	18,202

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	792	74,820
NiSource, Inc.	29,388	879,289
Sempra Energy	332	49,007
Suez	2,719	42,733
Veolia Environnement SA	1,396	35,363

		1,081,212

		2,579,311

Transportation - 0.0%
Highways & Railtracks - 0.0%
Transurban Group	9,298	92,305

Health Care Equipment & Services - 0.0%
Health Care Facilities - 0.0%
Chartwell Retirement Residences	4,990	55,442

Consumer Durables & Apparel - 0.0%
Homebuilding - 0.0%
Lennar Corp.-Class A	802	44,792
Pressance Corp.	400	6,475

		51,267

Capital Goods - 0.0%
Construction & Engineering - 0.0%
Taisei Corp.	1,100	42,809

Company	Shares		U.S. $ Value
Consumer Services - 0.0%
Leisure Facilities - 0.0%
Planet Fitness, Inc. (a)		575	$33,275

Total Common Stocks (cost $78,056,295)			97,550,498

INVESTMENT COMPANIES - 26.3%
Funds and Investment Trusts - 26.3% (d)(e)
AB Discovery Growth Fund, Inc. - Class Z		279,360	3,089,724
AB Discovery Value Fund, Inc. - Class Z		170,241	3,290,754
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		811,956	8,468,700
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		2,426,685	28,246,613
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		294,818	3,189,929
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		151,198	3,941,731
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z		1,003,291	15,912,197

Total Investment Companies (cost $73,315,318)			66,139,648

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 10.9%
Austria - 0.3%
Republic of Austria Government Bond
0.75%, 10/20/26 (c)	EUR	630	747,940

Belgium - 1.0%
Kingdom of Belgium Government Bond
Series 84
1.45%, 6/22/37 (c)		457	609,424
Series 87
0.90%, 6/22/29 (c)		1,500	1,821,618

			2,431,042

Canada - 1.4%
Canadian Government Bond
2.25%, 3/01/24	CAD	4,425	3,455,598

Finland - 0.3%
Finland Government Bond
0.875%, 9/15/25 (c)	EUR	750	888,190

France - 0.6%
French Republic Government Bond OAT
1.25%, 5/25/34 (c)		814	1,049,780
1.50%, 5/25/50 (c)		375	519,077
1.75%, 6/25/39 (c)		14	19,080

			1,587,937

	Principal Amount (000)		U.S. $ Value
Germany - 0.5%
Bundesrepublik Deutschland Bundesanleihe
Series 2007
4.25%, 7/04/39 (c)	EUR	593	$1,247,042

Indonesia - 0.2%
Indonesia Treasury Bond
Series FR68
8.375%, 3/15/34	IDR	7,722,000	573,098

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22	EUR	390	440,957
2.05%, 8/01/27		624	755,596
2.20%, 6/01/27		335	409,337
3.35%, 3/01/35 (c)		565	784,877
3.85%, 9/01/49 (c)		367	577,165

			2,967,932

Japan - 1.3%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	69,500	667,238
Series 63
0.40%, 6/20/49		22,750	212,054
Japan Government Twenty Year Bond
Series 158
0.50%, 9/20/36		109,750	1,082,620
Series 159
0.60%, 12/20/36		53,750	537,918
Series 169
0.30%, 6/20/39		70,650	665,629

			3,165,459

Malaysia - 0.8%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	957	237,568
Series 0119
3.906%, 7/15/26		1,039	256,522
Series 0217
4.059%, 9/30/24		961	237,516
Series 0218
3.757%, 4/20/23		1,742	423,196
Series 0219
3.885%, 8/15/29		1,485	370,963
Series 0313
3.48%, 3/15/23		800	192,517
Series 0316
3.90%, 11/30/26		971	238,537

			1,956,819

	Principal Amount (000)		U.S. $ Value
Mexico - 0.4%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	17,399	$912,945

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	8,460	132,239
Series 6215
7.00%, 8/16/23		23,075	360,618
Series 6222
7.10%, 10/16/24		7,590	118,850
Series 6227
7.40%, 7/17/24		23,954	379,966

			991,673

Spain - 1.2%
Spain Government Bond
1.85%, 7/30/35 (c)	EUR	215	279,604
2.35%, 7/30/33 (c)		843	1,156,079
2.90%, 10/31/46 (c)		295	465,786
4.20%, 1/31/37 (c)		280	486,985
4.40%, 10/31/23 (c)		596	776,382

			3,164,836

United Kingdom - 1.3%
United Kingdom Gilt
1.00%, 4/22/24 (c)	GBP	770	977,712
1.75%, 9/07/37 (c)		1,227	1,728,937
4.50%, 12/07/42 (c)		303	649,623

			3,356,272

Total Governments - Treasuries (cost $26,487,180)			27,446,783

CORPORATES - INVESTMENT GRADE - 8.5%
Financial Institutions - 4.2%
Banking - 3.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)	U.S.$	225	242,255
AIB Group PLC
4.75%, 10/12/23 (c)		240	253,728
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)		215	229,540
Banco Santander SA
5.179%, 11/19/25		200	220,632
Bank of America Corp.
2.375%, 6/19/24 (c)	EUR	176	212,394
Series Z
6.50%, 10/23/24 (f)	U.S.$	77	85,649
Bank of Ireland Group PLC
4.50%, 11/25/23 (c)		335	351,030

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (c)(f)	U.S.$	44	$51,045
Barclays PLC
2.375%, 10/06/23 (c)	GBP	100	124,032
4.338%, 5/16/24	U.S.$	275	287,287
5.088%, 6/20/30		227	237,240
BBVA USA
5.50%, 4/01/20		314	318,782
CaixaBank SA
1.125%, 5/17/24 (c)	EUR	100	113,558
2.375%, 2/01/24 (c)		200	235,089
Capital One Financial Corp.
1.65%, 6/12/29		270	307,350
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	235	247,046
Cooperatieve Rabobank UA
4.625%, 12/29/25 (c)(f)	EUR	200	236,792
Credit Suisse Group AG
2.125%, 9/12/25 (c)	GBP	170	212,194
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	U.S.$	385	402,021
Danske Bank A/S
3.244%, 12/20/25 (c)		350	352,895
5.375%, 1/12/24 (c)		200	219,500
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		186	196,799
HSBC Holdings PLC
4.75%, 7/04/29 (c)(f)	EUR	240	277,283
ING Groep NV
6.50%, 4/16/25 (f)	U.S.$	232	244,136
JPMorgan Chase & Co.
3.22%, 3/01/25		265	274,302
Series FF
5.00%, 8/01/24 (f)		158	162,294
Morgan Stanley
Series G
1.375%, 10/27/26	EUR	342	397,310
1.75%, 3/11/24		182	211,769
Nationwide Building Society
4.00%, 9/14/26 (c)	U.S.$	290	296,377
Nordea Bank Abp
3.75%, 8/30/23 (c)		240	251,040
Santander Holdings USA, Inc.
4.40%, 7/13/27		265	284,043
Santander UK PLC
5.00%, 11/07/23 (c)		200	212,648
Standard Chartered PLC
2.744%, 9/10/22 (c)		230	230,324
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (c)(f)		230	241,429

	Principal Amount (000)		U.S. $ Value
US Bancorp
Series J
5.30%, 4/15/27 (f)	U.S.$	116	$123,927

			8,343,740

Finance - 0.1%
Synchrony Financial
3.95%, 12/01/27		25	25,597
4.50%, 7/23/25		192	204,803

			230,400

Insurance - 0.6%
ASR Nederland NV
5.125%, 9/29/45 (c)	EUR	210	272,546
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.00%, 1/23/27		100	138,880
Chubb INA Holdings, Inc.
0.875%, 6/15/27		110	123,798
CNP Assurances
4.25%, 6/05/45 (c)		200	250,665
Credit Agricole Assurances SA
4.75%, 9/27/48 (c)		200	261,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (c)		200	258,998
Voya Financial, Inc.
5.65%, 5/15/53	U.S.$	145	152,573

			1,459,044

REITS - 0.2%
Equinix, Inc.
2.875%, 2/01/26	EUR	115	130,643
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	10	10,412
Welltower, Inc.
4.00%, 6/01/25		238	254,324
WPC Eurobond BV
2.125%, 4/15/27	EUR	148	171,843

			567,222

			10,600,406

Industrial - 4.0%
Basic - 0.3%
Eastman Chemical Co.
3.80%, 3/15/25	U.S.$	84	88,024
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (c)	EUR	110	126,306
Series E
1.75%, 3/17/25 (c)		125	142,706
SABIC Capital II BV
4.00%, 10/10/23 (c)	U.S.$	335	351,750

			708,786

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.3%
3M Co.
3.25%, 8/26/49	U.S.$	135	$135,216
General Electric Co.
0.875%, 5/17/25	EUR	210	230,560
United Technologies Corp.
1.15%, 5/18/24		200	227,170
Wabtec Corp.
4.40%, 3/15/24	U.S.$	67	71,338

			664,284

Communications - Media - 0.2%
CBS Corp.
4.00%, 1/15/26		30	31,966
4.20%, 6/01/29		133	144,487
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	181,104
Comcast Corp.
3.999%, 11/01/49		80	88,958

			446,515

Communications - Telecommunications - 0.5%
AT&T, Inc.
2.50%, 3/15/23	EUR	100	117,365
4.125%, 2/17/26	U.S.$	345	372,414
4.55%, 3/09/49		125	135,091
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (c)		200	212,448
Verizon Communications, Inc.
4.522%, 9/15/48		110	129,438
Vodafone Group PLC
4.125%, 5/30/25		171	184,834
4.25%, 9/17/50		76	77,419

			1,229,009

Consumer Cyclical - Automotive - 0.2%
General Motors Financial Co., Inc.
5.10%, 1/17/24		128	137,629
Volkswagen Bank GmbH
1.25%, 6/10/24 (c)	EUR	200	224,305
Volkswagen Leasing GmbH
2.625%, 1/15/24 (c)		120	142,235

			504,169

Consumer Cyclical - Other - 0.0%
Las Vegas Sands Corp.
3.50%, 8/18/26	U.S.$	89	90,321

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
Starbucks Corp.
4.50%, 11/15/48	U.S.$	75	$87,270

Consumer Cyclical - Retailers - 0.0%
Lowe’s Cos., Inc.
4.55%, 4/05/49		75	86,500

Consumer Non-Cyclical - 1.1%
Altria Group, Inc.
1.70%, 6/15/25	EUR	265	301,127
Amgen, Inc.
4.663%, 6/15/51	U.S.$	115	133,943
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		105	137,303
BAT Capital Corp.
3.215%, 9/06/26		262	259,320
Baxter International, Inc.
0.40%, 5/15/24	EUR	250	275,504
CVS Health Corp.
3.25%, 8/15/29	U.S.$	78	78,370
4.10%, 3/25/25		120	128,177
DH Europe Finance II SARL
0.45%, 3/18/28	EUR	143	156,324
Kraft Heinz Foods Co.
3.75%, 4/01/30 (c)	U.S.$	160	161,424
3.95%, 7/15/25		42	43,905
Medtronic Global Holdings SCA
1.125%, 3/07/27	EUR	230	266,532
Mylan NV
3.95%, 6/15/26	U.S.$	265	273,824
Reynolds American, Inc.
4.45%, 6/12/25		145	154,541
Tyson Foods, Inc.
3.95%, 8/15/24		206	220,375
4.00%, 3/01/26		65	70,371
4.35%, 3/01/29		71	80,263

			2,741,303

Energy - 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		140	140,875
Eni SpA
4.25%, 5/09/29 (c)		270	295,925
Hess Corp.
4.30%, 4/01/27		199	207,664
Noble Energy, Inc.
3.90%, 11/15/24		170	178,097
Occidental Petroleum Corp.
2.90%, 8/15/24		115	115,788
3.20%, 8/15/26		21	21,162
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	237,814

			1,197,325

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)	U.S.$	200	$215,600

Services - 0.1%
IHS Markit Ltd.
3.625%, 5/01/24		63	65,426
Total System Services, Inc.
3.75%, 6/01/23		45	46,830
4.00%, 6/01/23		83	87,067

			199,323

Technology - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		42	42,927
3.875%, 1/15/27		117	117,538
Broadcom, Inc.
3.625%, 10/15/24 (c)		135	137,403
4.25%, 4/15/26 (c)		56	57,847
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (c)		96	108,019
Fidelity National Information Services, Inc.
1.50%, 5/21/27	EUR	200	233,539
Fiserv, Inc.
1.125%, 7/01/27		200	226,875
International Business Machines Corp.
0.875%, 1/31/25		141	160,152
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (c)	U.S.$	96	100,752
Oracle Corp.
4.00%, 11/15/47		125	139,923
Seagate HDD Cayman
4.75%, 1/01/25		63	65,114
Western Digital Corp.
4.75%, 2/15/26		167	171,950

			1,562,039

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		200	204,500

			9,936,944

Utility - 0.3%
Electric - 0.2%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (c)		250	268,437
Enel Finance International NV
4.25%, 9/14/23 (c)		240	254,928

			523,365

Other Utility - 0.1%
Veolia Environnement SA
0.314%, 10/04/23 (c)	EUR	200	221,136

			744,501

Total Corporates - Investment Grade (cost $20,740,043)			21,281,851

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 3.3%
Japan - 1.8%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	107,629	$1,031,426
Series 22
0.10%, 3/10/27		112,418	1,082,844
Series 23
0.10%, 3/10/28		257,411	2,483,362

			4,597,632

United States - 1.5%
U.S. Treasury Inflation Index
0.125%, 7/15/24 (TIPS)	U.S.$	1,842	1,840,491
0.375%, 7/15/25 (TIPS)		1,699	1,720,282
2.375%, 1/15/25 (TIPS)		197	219,558

			3,780,331

Total Inflation-Linked Securities (cost $8,214,000)			8,377,963

MORTGAGE PASS-THROUGHS - 2.9%
Agency Fixed Rate 30-Year - 2.9%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 6/01/49		214	223,617
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 8/01/48-12/01/48		587	619,649
Series 2019
4.50%, 2/01/49		313	336,532
Federal National Mortgage Association
Series 2013
4.00%, 10/01/43		734	782,113
Series 2017
3.50%, 12/01/47-1/01/48		343	354,264
Series 2018
3.50%, 2/01/48-3/01/48		841	867,658
4.00%, 8/01/48-9/01/48		623	657,428
4.50%, 9/01/48		671	719,161
Series 2019
3.50%, 10/01/49, TBA		2,678	2,747,042

Total Mortgage Pass-Throughs (cost $7,192,265)			7,307,464

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Risk Share Floating Rate - 1.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.368% (LIBOR 1 Month + 1.35%), 8/25/28 (c)(g)		240	240,527
Series 2019-1A, Class M1B

	Principal Amount (000)		U.S. $ Value
3.768% (LIBOR 1 Month + 1.75%), 3/25/29 (c)(g)	U.S.$	220	$220,447
Series 2019-3A, Class M1B
3.618% (LIBOR 1 Month + 1.60%), 7/25/29 (c)(g)		225	225,229
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
4.318% (LIBOR 1 Month + 2.30%), 8/25/31 (c)(g)		104	104,777
Series 2019-R03, Class 1M2
4.168% (LIBOR 1 Month + 2.15%), 9/25/31 (c)(g)		70	70,793
Series 2019-R05, Class 1M2
4.018% (LIBOR 1 Month + 2.00%), 7/25/39 (c)(g)		92	92,240
Eagle RE Ltd.
Series 2018-1, Class M1
3.718% (LIBOR 1 Month + 1.70%), 11/25/28 (c)(g)		145	145,354
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.018% (LIBOR 1 Month + 4.00%), 8/25/24 (g)		230	241,044
Series 2014-HQ3, Class M3
6.768% (LIBOR 1 Month + 4.75%), 10/25/24 (g)		174	184,784
Series 2016-DNA1, Class M3
7.695% (LIBOR 1 Month + 5.55%), 7/25/28 (g)		250	276,974
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.018% (LIBOR 1 Month + 3.00%), 7/25/24 (g)		75	79,104
Series 2014-C04, Class 2M2
7.018% (LIBOR 1 Month + 5.00%), 11/25/24 (g)		41	43,525
Series 2015-C01, Class 1M2
6.318% (LIBOR 1 Month + 4.30%), 2/25/25 (g)		85	90,343
Series 2015-C02, Class 1M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		116	122,488
Series 2015-C02, Class 2M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		93	95,637
Series 2015-C03, Class 1M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		57	61,099
Series 2015-C03, Class 2M2
7.018% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		139	147,501

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2
7.718% (LIBOR 1 Month + 5.70%), 4/25/28 (g)	U.S.$	52	$57,064
Series 2015-C04, Class 2M2
7.568% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		206	220,506
Series 2016-C01, Class 1M2
8.768% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		180	198,434
Series 2016-C01, Class 2M2
8.968% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		123	132,964
Series 2016-C03, Class 2M2
7.918% (LIBOR 1 Month + 5.90%), 10/25/28 (g)		250	270,212
Series 2016-C05, Class 2M2
6.468% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		185	194,021
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (c)(g)		126	126,029
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.268% (LIBOR 1 Month + 4.25%), 11/25/24 (g)(h)		25	26,158
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.14% (LIBOR 1 Month + 2.00%), 3/27/24 (g)(h)		144	144,119
Radnor Re Ltd.
Series 2019-1, Class M1B
3.968% (LIBOR 1 Month + 1.95%), 2/25/29 (c)(g)		220	220,930
Series 2019-2, Class M1B
3.768% (LIBOR 1 Month + 1.75%), 6/25/29 (c)(g)		220	219,755
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (c)(g)		31	31,530
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.268% (LIBOR 1 Month + 5.25%), 11/25/25 (g)(h)		117	131,569
Series 2015-WF1, Class 2M2
7.518% (LIBOR 1 Month + 5.50%), 11/25/25 (g)(h)		37	42,474

			4,457,631

Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.073% (6.10% - LIBOR 1 Month), 12/15/44 (g)(i)		565	105,668

	Principal Amount (000)			U.S. $ Value
Series 4693, Class SL
4.123% (6.15% - LIBOR 1 Month), 6/15/47 (g)(i)	U.S.$	542		$110,074
Series 4719, Class JS
4.123% (6.15% - LIBOR 1 Month), 9/15/47 (g)(i)		458		73,270
Series 4727, Class SA
4.173% (6.20% - LIBOR 1 Month), 11/15/47 (g)(i)		603		110,751
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.522% (6.54% - LIBOR 1 Month), 12/25/41 (g)(i)		274		58,262
Series 2012-70, Class SA
4.532% (6.55% - LIBOR 1 Month), 7/25/42 (g)(i)		493		112,113
Series 2016-106, Class ES
3.982% (6.00% - LIBOR 1 Month), 1/25/47 (g)(i)		541		100,137
Series 2017-16, Class SG
4.032% (6.05% - LIBOR 1 Month), 3/25/47 (g)(i)		546		100,949
Series 2017-81, Class SA
4.182% (6.20% - LIBOR 1 Month), 10/25/47 (g)(i)		550		111,162
Series 2017-97, Class LS
4.182% (6.20% - LIBOR 1 Month), 12/25/47 (g)(i)		428		96,666
Government National Mortgage Association
Series 2017-134, Class SE
4.156% (6.20% - LIBOR 1 Month), 9/20/47 (g)(i)		409		62,645
Series 2017-65, Class ST
4.106% (6.15% - LIBOR 1 Month), 4/20/47 (g)(i)		528		109,545

				1,151,242

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		23		21,755
Series 2006-24CB, Class A16
5.75%, 8/25/36		105		86,359
Series 2006-28CB, Class A14
6.25%, 10/25/36		77		63,919
Series 2006-J1, Class 1A13
5.50%, 2/25/36		57		50,759
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		34		25,326
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.389%, 5/25/35		0	**	199

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	U.S.$	55	$43,720
Series 2006-13, Class 1A19
6.25%, 9/25/36		28	22,286
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		97	74,887

			389,210

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.208% (LIBOR 1 Month + 0.19%), 12/25/36 (g)		243	130,492
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.645% (LIBOR 1 Month + 0.25%), 3/25/35 (g)		71	61,792

			192,284

Total Collateralized Mortgage Obligations (cost $6,050,234)			6,190,367

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.1%
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
1.00%, 3/13/35 (c)		495	519,601
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		99	98,963
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		395	395,214
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		276	282,335
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class E
5.319%, 5/15/45 (c)		119	114,354
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		355	384,238
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		47	27,385
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		161	161,126

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (j)	U.S.$	112	$106,118
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4
4.117%, 3/15/51		300	336,685
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
1.00%, 9/15/48		197	204,921

			2,630,940

Non-Agency Floating Rate CMBS - 0.6%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.028% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(g)		200	199,747
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.028% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(g)		375	375,111
BHMS
Series 2018-ATLS, Class A
3.278% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(g)		158	158,047
BX Trust
Series 2018-EXCL, Class A
3.115% (LIBOR 1 Month + 1.09%), 9/15/37 (c)(g)		163	163,030
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.087% (LIBOR 1 Month + 1.03%), 11/19/35 (c)(g)		166	165,677
Invitation Homes Trust
Series 2018-SFR4, Class A
3.125% (LIBOR 1 Month + 1.10%), 1/17/38 (c)(g)		223	223,961
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.978% (LIBOR 1 Month + 1.95%), 11/15/26 (g)(h)		90	89,756
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.248% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(g)		176	175,789

			1,551,118

Total Commercial Mortgage-Backed Securities (cost $4,129,205)			4,182,058

COVERED BONDS - 1.5%
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (c)	EUR	320	356,775
Danske Bank A/S
0.125%, 2/14/22 (c)		280	309,190

	Principal Amount (000)		U.S. $ Value
Danske Hypotek AB
Series 2312
1.00%, 12/20/23 (c)	SEK	4,000	$422,477
DNB Boligkreditt AS
2.75%, 3/21/22 (c)	EUR	300	353,046
Nordea Hypotek AB
Series 5534
1.00%, 9/18/24 (c)	SEK	4,100	434,321
Skandinaviska Enskilda Banken AB
Series 576
1.00%, 12/20/23 (c)		4,000	422,277
Stadshypotek AB
Series 1588
1.50%, 3/01/24 (c)		4,000	432,025
Swedbank Hypotek AB
Series 194
1.00%, 9/18/24 (c)		4,100	434,163
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (c)	EUR	140	153,437
UBS AG/London
1.375%, 4/16/21 (c)		140	156,863
4.00%, 4/08/22 (c)		158	191,421

Total Covered Bonds (cost $3,770,899)			3,665,995

CORPORATES - NON-INVESTMENT GRADE - 1.3%
Financial Institutions - 0.7%
Banking - 0.5%
Allied Irish Banks PLC
7.375%, 12/03/20 (c)(f)		200	231,614
Citigroup, Inc.
5.95%, 1/30/23 (f)	U.S.$	90	93,856
Danske Bank A/S
5.875%, 4/06/22 (c)(f)	EUR	200	231,069
Goldman Sachs Group, Inc. (The)
Series P
1.00%, 11/10/22 (f)	U.S.$	61	59,818
Series Q
5.50%, 8/10/24 (f)		69	72,271
Morgan Stanley
Series J
5.55%, 7/15/20 (f)		95	96,309
Royal Bank of Scotland Group PLC
Series U
4.424% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(g)		200	189,536
Societe Generale SA
6.75%, 4/07/21 (c)(f)	EUR	200	233,265
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(f)(g)	U.S.$	200	161,782

			1,369,520

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	170	$179,415

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (c)		130	146,158

			1,695,093

Industrial - 0.6%
Basic - 0.0%
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (c)	EUR	150	179,943
SPCM SA
4.875%, 9/15/25 (c)	U.S.$	200	204,322

			384,265

Capital Goods - 0.0%
TransDigm, Inc.
6.25%, 3/15/26 (c)		110	118,123

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	48,619

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (c)	EUR	120	133,223
Tenneco, Inc.
5.00%, 7/15/24 (c)		100	110,902

			244,125

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (c)	U.S.$	200	211,360

Consumer Non-Cyclical - 0.1%
Spectrum Brands, Inc.
5.75%, 7/15/25		135	140,765

Energy - 0.1%
PDC Energy, Inc.
5.75%, 5/15/26		97	95,488
Transocean Poseidon Ltd.
6.875%, 2/01/27 (c)		62	65,058

			160,546

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (c)		67	68,838
6.00%, 3/01/26 (c)		88	91,094

			159,932

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Chicago Parking Meters LLC
4.93%, 12/30/25 (j)(k)	U.S.$	200	$220,938

			1,688,673

Total Corporates - Non-Investment Grade (cost $3,371,869)			3,383,766

COLLATERALIZED LOAN OBLIGATIONS - 0.5%
CLO - Floating Rate - 0.5%
ICG US CLO Ltd.
Series 2015-1A, Class A1R
3.443% (LIBOR 3 Month + 1.14%), 10/19/28 (c)(g)(l)		300	299,919
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.304% (LIBOR 3 Month + 1.18%), 11/18/31 (c)(g)(l)		320	318,897
TIAA CLO IV Ltd.
Series 2018-1A, Class A1A
3.508% (LIBOR 3 Month + 1.23%), 1/20/32 (c)(g)(l)		250	250,061
Voya CLO Ltd.
Series 2016-3A, Class A1R
3.49% (LIBOR 3 Month + 1.19%), 10/18/31 (c)(g)(l)		500	499,381

Total Collateralized Loan Obligations (cost $1,370,000)			1,368,258

EMERGING MARKETS - SOVEREIGNS - 0.5%
Bahrain - 0.1%
Bahrain Government International Bond
5.625%, 9/30/31 (c)		200	200,850

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (c)		190	205,140

Egypt - 0.1%
Egypt Government International Bond
5.577%, 2/21/23 (c)		200	203,500

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (c)	EUR	125	145,483

Nigeria - 0.1%
Nigeria Government International Bond
6.75%, 1/28/21 (c)	U.S.$	200	207,000

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (c)		200	204,000

Total Emerging Markets - Sovereigns (cost $1,138,777)			1,165,973

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.2%
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (c)(l)	U.S.$	43	$42,736
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (c)(l)		251	251,269
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (c)(l)		38	38,758
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (c)(l)		19	19,286

			352,049

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		140	145,857
Flagship Credit Auto Trust
Series 2016-4, Class D
3.89%, 11/15/22 (c)		100	102,456
Series 2017-2, Class A
1.85%, 7/15/21 (c)		4	3,923
Series 2017-3, Class A
1.88%, 10/15/21 (c)		22	21,898
Series 2017-4, Class A
2.07%, 4/15/22 (c)		30	30,463

			304,597

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (l)		39	40,300

Total Asset-Backed Securities (cost $681,737)			696,946

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Saudi Arabia - 0.2%
Saudi Government International Bond
4.00%, 4/17/25 (c)		251	268,194
4.375%, 4/16/29 (c)		200	224,400

Total Governments - Sovereign Bonds (cost $447,362)			492,594

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (c)	U.S.$	200	$207,575

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)		200	211,437

			419,012

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		42	43,113

Total Emerging Markets - Corporate Bonds (cost $439,502)			462,125

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Mexico - 0.0%
Petroleos Mexicanos
6.84%, 1/23/30 (c)		55	56,865

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.875%, 4/16/24 (c)		200	202,200

Total Quasi-Sovereigns (cost $253,392)			259,065

EMERGING MARKETS - TREASURIES - 0.1%
South Africa - 0.1%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	1,206	74,337
Series 2048
8.75%, 2/28/48		1,158	67,965

Total Emerging Markets - Treasuries (cost $144,425)			142,302

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Harvey Norman Holdings Ltd., expiring 10/11/19 (a) (cost $0)		559	677

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill
Zero Coupon, 10/29/19 (cost $1,098,304)	U.S.$	1,100	$1,098,413

	Shares
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.89% (d)(e)(m) (cost $258,636)		258,636	258,636

Total Short-Term Investments (cost $1,356,940)			1,357,049

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $237,159,443)			251,471,382

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.89% (d)(e)(m) (cost $281,270)		281,270	281,270

Total Investments - 100.3% (cost $237,440,713) (n)			251,752,652
Other assets less liabilities - (0.3)%			(694,002)

Net Assets - 100.0%			$251,058,650

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	15	December 2019	$1,614,522	$(21,533)
Euro Buxl 30 Yr Bond Futures	4	December 2019	948,257	3,308
Euro-Schatz Futures	10	December 2019	1,224,341	(3,989)
Long Gilt Futures	1	December 2019	165,055	2,273
U.S. Long Bond (CBT) Futures	9	December 2019	1,460,812	(22,723)
U.S. Ultra Bond (CBT) Futures	40	December 2019	7,676,250	(156,519)
Sold Contracts
Euro-BOBL Futures	12	December 2019	1,774,221	12,020
Euro-Bund Futures	13	December 2019	2,469,010	(886)
Euro-OAT Futures	5	December 2019	928,147	10,022
U.S. 10 Yr Ultra Futures	1	December 2019	142,406	858
U.S. T-Note 2 Yr (CBT) Futures	10	December 2019	2,155,000	3,973
U.S. T-Note 5 Yr (CBT) Futures	41	December 2019	4,885,086	18,957
U.S. T-Note 10 Yr (CBT) Futures	28	December 2019	3,648,750	(19,616)

				$(173,855)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	414	RUB	26,685	11/14/19	$(4,305)
Barclays Bank PLC	INR	60,774	USD	844	10/24/19	(13,142)
Barclays Bank PLC	BRL	5,121	USD	1,230	10/02/19	(2,797)
Barclays Bank PLC	USD	20	INR	1,439	10/24/19	177
Barclays Bank PLC	USD	1,225	BRL	5,121	10/02/19	7,680
BNP Paribas SA	PLN	3,419	USD	900	10/11/19	47,281
BNP Paribas SA	USD	1,367	EUR	1,230	10/10/19	(26,103)
Citibank, NA	RUB	50,378	USD	777	11/14/19	4,347
Citibank, NA	INR	1,439	USD	21	10/24/19	426
Citibank, NA	USD	693	JPY	74,384	11/21/19	(3,166)
Citibank, NA	USD	470	COP	1,581,754	11/14/19	(16,368)
Credit Suisse International	USD	888	INR	61,620	10/24/19	(18,002)
Goldman Sachs Bank USA	IDR	8,456,369	USD	594	11/21/19	1,393
Goldman Sachs Bank USA	JPY	694,181	USD	6,494	11/21/19	52,734
Goldman Sachs Bank USA	MXN	45,351	USD	2,252	10/25/19	(37,234)
Goldman Sachs Bank USA	CAD	6,930	USD	5,223	11/22/19	(11,271)
Goldman Sachs Bank USA	MYR	6,298	USD	1,496	2/13/20	(3,078)
Goldman Sachs Bank USA	ILS	3,168	USD	896	10/16/19	(16,062)
Goldman Sachs Bank USA	EUR	842	USD	932	10/10/19	13,337
Goldman Sachs Bank USA	USD	936	EUR	848	10/10/19	(10,577)
JPMorgan Chase Bank, NA	CLP	652,018	USD	918	11/14/19	23,494
JPMorgan Chase Bank, NA	GBP	1,275	USD	1,593	10/18/19	23,807
JPMorgan Chase Bank, NA	SGD	1,216	USD	885	10/31/19	4,782
JPMorgan Chase Bank, NA	EUR	752	USD	844	10/10/19	23,315
JPMorgan Chase Bank, NA	BRL	647	USD	155	10/02/19	(354)
JPMorgan Chase Bank, NA	USD	615	GBP	500	10/18/19	(510)
JPMorgan Chase Bank, NA	USD	155	BRL	647	10/02/19	674
JPMorgan Chase Bank, NA	USD	1,165	EUR	1,034	10/10/19	(37,202)
JPMorgan Chase Bank, NA	USD	960	MXN	18,770	10/25/19	(12,624)
Morgan Stanley & Co., Inc.	EUR	732	USD	829	10/10/19	31,358
Morgan Stanley & Co., Inc.	USD	592	EUR	531	10/10/19	(12,724)
Natwest Markets PLC	EUR	24,777	USD	27,984	10/10/19	962,281
Natwest Markets PLC	BRL	5,769	USD	1,378	10/02/19	(10,298)
Natwest Markets PLC	NZD	1,387	USD	884	11/07/19	14,898
Natwest Markets PLC	USD	916	ILS	3,183	10/16/19	(228)
Natwest Markets PLC	USD	1,375	BRL	5,769	11/04/19	9,792
Natwest Markets PLC	USD	1,385	BRL	5,769	10/02/19	3,151
Standard Chartered Bank	GBP	883	USD	1,099	10/18/19	11,951
Standard Chartered Bank	CNY	114	USD	17	10/17/19	516
State Street Bank & Trust Co.	JPY	25,722	USD	242	11/21/19	3,215
State Street Bank & Trust Co.	SEK	21,242	USD	2,208	1/08/20	35,631
State Street Bank & Trust Co.	JPY	9,037	USD	85	12/16/19	556
State Street Bank & Trust Co.	MYR	2,052	USD	489	2/13/20	646
State Street Bank & Trust Co.	PLN	1,717	USD	433	10/11/19	5,022
State Street Bank & Trust Co.	ZAR	1,559	USD	105	11/21/19	3,034
State Street Bank & Trust Co.	GBP	1,246	USD	1,528	10/18/19	(4,865)
State Street Bank & Trust Co.	EUR	3,032	USD	3,383	10/10/19	76,888
State Street Bank & Trust Co.	MXN	553	USD	28	12/16/19	198
State Street Bank & Trust Co.	NOK	362	USD	41	12/16/19	1,106
State Street Bank & Trust Co.	AUD	171	USD	117	12/16/19	946
State Street Bank & Trust Co.	ILS	77	USD	22	12/16/19	(393)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	153	USD	171	12/16/19	$3,404
State Street Bank & Trust Co.	CHF	16	USD	16	12/16/19	107
State Street Bank & Trust Co.	GBP	26	USD	32	12/16/19	(358)
State Street Bank & Trust Co.	USD	23	EUR	21	12/16/19	(358)
State Street Bank & Trust Co.	USD	44	AUD	64	12/16/19	(736)
State Street Bank & Trust Co.	USD	33	GBP	26	12/16/19	(543)
State Street Bank & Trust Co.	USD	40	CAD	53	12/16/19	(245)
State Street Bank & Trust Co.	USD	5,421	EUR	4,894	10/10/19	(83,438)
State Street Bank & Trust Co.	USD	57	SGD	78	12/16/19	(95)
State Street Bank & Trust Co.	USD	100	CHF	99	12/16/19	(885)
State Street Bank & Trust Co.	USD	61	NOK	549	12/16/19	(1,074)
State Street Bank & Trust Co.	USD	24	SEK	236	12/16/19	(344)
State Street Bank & Trust Co.	USD	214	CAD	283	11/22/19	(28)
State Street Bank & Trust Co.	USD	86	JPY	9,037	12/16/19	(1,499)
State Street Bank & Trust Co.	USD	1,352	PLN	5,134	10/11/19	(71,974)
State Street Bank & Trust Co.	USD	409	MXN	8,307	10/25/19	10,482
State Street Bank & Trust Co.	USD	458	JPY	49,133	11/21/19	(1,984)

						$973,765

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.29%	USD	1,722	$(123,958)	$(119,247)	$(4,711)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)	Quarterly	3.51	USD	1,739	(118,387)	(115,730)	(2,657)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.29	USD	1,722	124,537	121,907	2,630

						$(117,808)	$(113,070)	$(4,738)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	9,940	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$92,396	$	– 0	–	$92,396
USD	3,470	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(54,204)		– 0	–	(54,204)
USD	4,130	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	216,744		– 0	–	216,744
CAD	3,780	5/22/24	3 Month CDOR	1.980%	Semi-Annual/Semi-Annual	30,056		3		30,053
USD	1,420	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(52,012)		– 0	–	(52,012)
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	(3,732)		– 0	–	(3,732)
USD	1,870	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(556,264)		– 0	–	(556,264)

						$(327,016)		$3		$(327,019)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.94%	USD	450	$1,140	$(8,904)	$10,044
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	60	(5,051)	(7,999)	2,948
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	55	(4,630)	(7,507)	2,877
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	69	(5,803)	(10,649)	4,846
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	11	(925)	(1,781)	856
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	70	(5,887)	(10,487)	4,600

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.28%	USD	165	$(13,890)	$(10,730)	$(3,160)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	75	(6,307)	(11,185)	4,878
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	9	(757)	(519)	(238)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(674)	(943)	269
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	48	(4,040)	(6,080)	2,040
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	53	(4,461)	(6,094)	1,633
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	52	(4,377)	(5,977)	1,600
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	79	(6,651)	(8,556)	1,905
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	64	(5,387)	(4,265)	(1,122)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	47	(3,957)	(4,083)	126
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	4	(336)	(360)	24
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(673)	(734)	61
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	8	(673)	(794)	121
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	15	(1,263)	(1,628)	365
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	78	(6,567)	(10,672)	4,105

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.28%	USD	53	$(4,462)	$(5,677)	$1,215
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	75	(6,308)	(11,590)	5,282
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	58	(4,878)	(9,530)	4,652
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	82	(6,896)	(13,667)	6,771
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.28	USD	5	(420)	(763)	343

						$(104,133)	$(161,174)	$57,041

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	10,000	7/11/24	2.416%	CPI	#	Maturity	$414,811

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $38,555,366 or 15.4% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2019.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of September 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.268%, 11/25/24	11/06/15	$24,515	$26,158	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
3.978%, 11/15/26	11/16/15	89,621	89,756	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.14%, 3/27/24	3/21/19	144,173	144,119	0.06%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	42,000	43,113	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.268%, 11/25/25	9/28/15	116,857	131,569	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.518%, 11/25/25	9/28/15	36,713	42,474	0.02%

(i)	Inverse interest only security.
(j)	Illiquid security.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,961,579 and gross unrealized depreciation of investments was $(11,709,635), resulting in net unrealized appreciation of $15,251,944.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

73.4%	United States
3.9%	United Kingdom
3.8%	Japan
2.0%	Canada
1.7%	Spain
1.5%	France
1.5%	Italy
1.1%	Switzerland
1.0%	Belgium
1.0%	Germany
1.0%	Sweden
0.8%	Malaysia
0.7%	Denmark
6.1%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Australia, Austria, Bahrain, Brazil, Cayman Islands, Chile, China, Colombia, Dominican Republic, Egypt, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Luxembourg, Mexico, Netherlands, New Zealand, Nigeria, Norway, Portugal, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Sri Lanka, Turkey and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$16,781,548		$140,320		$	– 0	–	$16,921,868
Financials	12,461,793		364,135			– 0	–	12,825,928
Real Estate	9,167,285		2,747,967			– 0	–	11,915,252
Health Care	11,461,361		426,864			– 0	–	11,888,225
Communication Services	9,906,005		124,581			– 0	–	10,030,586
Consumer Discretionary	8,783,860		409,949			– 0	–	9,193,809
Energy	4,926,010		2,915,990			– 0	–	7,842,000
Consumer Staples	5,989,346		550,570			– 0	–	6,539,916
Industrials	4,531,481		396,933			– 0	–	4,928,414
Materials	1,264,013		1,346,078			– 0	–	2,610,091
Utilities	2,265,635		313,676			– 0	–	2,579,311
Transportation	– 0	–	92,305			– 0	–	92,305
Health Care Equipment & Services	55,442		– 0	–		– 0	–	55,442
Consumer Durables & Apparel	44,792		6,475			– 0	–	51,267
Capital Goods	– 0	–	42,809			– 0	–	42,809
Consumer Services	33,275		– 0	–		– 0	–	33,275
Investment Companies	66,139,648		– 0	–		– 0	–	66,139,648
Governments - Treasuries	– 0	–	27,446,783			– 0	–	27,446,783
Corporates - Investment Grade	– 0	–	21,281,851			– 0	–	21,281,851
Inflation-Linked Securities	– 0	–	8,377,963			– 0	–	8,377,963
Mortgage Pass-Throughs	– 0	–	7,307,464			– 0	–	7,307,464
Collateralized Mortgage Obligations	– 0	–	6,190,367			– 0	–	6,190,367
Commercial Mortgage-Backed Securities	– 0	–	4,182,058			– 0	–	4,182,058
Covered Bonds	– 0	–	3,665,995			– 0	–	3,665,995
Corporates - Non-Investment Grade	– 0	–	3,383,766			– 0	–	3,383,766
Collateralized Loan Obligations	– 0	–	– 0	–		1,368,258		1,368,258
Emerging Markets - Sovereigns	– 0	–	1,165,973			– 0	–	1,165,973
Asset-Backed Securities	– 0	–	304,597			392,349		696,946
Governments - Sovereign Bonds	– 0	–	492,594			– 0	–	492,594
Emerging Markets - Corporate Bonds	– 0	–	462,125			– 0	–	462,125
Quasi-Sovereigns	– 0	–	259,065			– 0	–	259,065
Emerging Markets - Treasuries	– 0	–	142,302			– 0	–	142,302
Rights	677		– 0	–		– 0	–	677
Short-Term Investments:
U.S. Treasury Bills	– 0	–	1,098,413			– 0	–	1,098,413
Investment Companies	258,636		– 0	–		– 0	–	258,636
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	281,270		– 0 –			– 0	–	281,270

Total Investments in Securities	154,352,077		95,639,968			1,760,607		251,752,652
Other Financial Instruments (a):
Assets:
Futures	51,411		– 0	–		– 0	–	51,411
Forward Currency Exchange Contracts	– 0	–	1,378,629			– 0	–	1,378,629
Centrally Cleared Credit Default Swaps	– 0	–	124,537			– 0	–	124,537
Centrally Cleared Interest Rate Swaps	– 0	–	339,196			– 0	–	339,196
Credit Default Swaps	– 0	–	1,140			– 0	–	1,140
Inflation (CPI) Swaps	– 0	–	414,811			– 0	–	414,811
Liabilities:
Futures	(225,266)		– 0	–		– 0	–	(225,266)
Forward Currency Exchange Contracts	– 0	–	(404,864)			– 0	–	(404,864)
Centrally Cleared Credit Default Swaps	– 0	–	(242,345)			– 0	–	(242,345)
Centrally Cleared Interest Rate Swaps	– 0	–	(666,212)			– 0	–	(666,212)
Credit Default Swaps	– 0	–	(105,273)			– 0	–	(105,273)

Total	$154,178,222		$96,479,587			$1,760,607		$252,418,416

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage Backed Securities		Collateralized Loan Obligations		Asset- Backed Securities
Balance as of 12/31/18	$1,312,564		$1,355,132		$798,453
Accrued discounts/(premiums)	252		– 0	–	277
Realized gain (loss)	23,714		– 0	–	598
Change in unrealized appreciation/depreciation	(9,360)		13,126		4,682
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(355,103)		– 0	–	(411,661)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(972,067)		– 0	–	– 0	–

Balance as of 9/30/19	$ – 0	–	$1,368,258		$392,349

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$33,128		$13,126		$4,198

	Total
Balance as of 12/31/18	$3,466,149
Accrued discounts/(premiums)	529
Realized gain (loss)	24,312
Change in unrealized appreciation/depreciation	8,448
Purchases/Payups	– 0	–
Sales/Paydowns	(766,764)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(972,067	) (a)

Balance as of 9/30/19	$1,760,607

Net change in unrealized appreciation/depreciation from investments held as of 9/30/19	$50,452

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of September 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

														Distributions
Affiliated Issuer	Market Value 12/31/18 (000)	Purchases at Cost (000)			Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 9/30/19 (000)		Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$2,778	$	– 0	–	$234		$	– 0	–	$546		$3,090		$	– 0	–	$	– 0	–
AB Discovery Value Fund, Inc.	2,913		– 0	–	– 0	–		– 0	–	378		3,291			– 0	–		– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	7,779		– 0	–	– 0	–		– 0	–	690		8,469			– 0	–		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	27,140		– 0	–	1,687			– 0	–	2,794		28,247			– 0	–		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	2,801		– 0	–	– 0	–		– 0	–	389		3,190			– 0	–		– 0	–
Government Money Market Portfolio	241		47,577		47,818			– 0	–	– 0	–	– 0	–		21			– 0	–
Government Money Market Portfolio*	155		12,318		12,473			– 0	–	– 0	–	– 0	–		2			– 0	–
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio	3,686		– 0	–	173			– 0	–	429		3,942			– 0	–		– 0	–
Sanford C Bernstein Fund, Inc. - International Portfolio	14,880		– 0	–	828			– 0	–	1,860		15,912			– 0	–		– 0	–

Total	$62,373		$59,895		$63,213			$0		$7,086		$66,141			$23		$	– 0	–

*	Investments of cash collateral for securities lending transactions.